Consortia (partnerships) in E&P activities (Details)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Petrobras production portion in 2020 (kboed)	1,617
Tupi [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Tupi
Location	Santos basin pre-salt
Partners	65.00%
Petrobras production portion in 2020 (kboed)	666
Regime	Concession
Tupi [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Tupi [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Buzios [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Búzios ECO
Location	Santos basin pre-salt
Partners	85.00%
Petrobras production portion in 2020 (kboed)	501
Regime	Production sharing
Bzios [Member] | CNODC [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Bzios [Member] | CNOOC [Member]
IfrsStatementLineItems [Line Items]
Partners	5.00%
Mero [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Mero
Location	Santos basin pre-salt
Partners	40.00%
Petrobras production portion in 2020 (kboed)	136
Regime	Production sharing
Mero [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	20.00%
Mero [Member] | CNODC [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Mero [Member] | CNOOC [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Mero [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Partners	20.00%
Roncador [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Roncador
Location	Campos basin
Partners	75.00%
Petrobras production portion in 2020 (kboed)	85
Regime	Concession
Roncador [Member] | Equinor [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Sapinhoa [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sapinhoá
Location	Santos basin pre-salt
Partners	45.00%
Petrobras production portion in 2020 (kboed)	77
Regime	Concession
Sapinhoa [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	30.00%
Sapinhoa [Member] | Repsol Sinopec [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Atapu [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Atapu ECO
Location	Santos basin pre-salt
Partners	52.50%
Petrobras production portion in 2020 (kboed)	47
Regime	Production sharing
Atapu [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Atapu [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Partners	22.50%
Berbigao [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Berbigão
Location	Santos basin pre-salt
Partners	42.50%
Petrobras production portion in 2020 (kboed)	31
Regime	Concession
Berbigao [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Berbigao [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Berbigao [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Partners	22.50%
Sururu [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sururu
Location	Santos basin pre-salt
Partners	42.50%
Petrobras production portion in 2020 (kboed)	29
Regime	Concession
Sururu [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Sururu [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Sururu [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Partners	22.50%
Tartaruga Verde [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Tartaruga Verde
Location	Campos basin
Partners	50.00%
Petrobras production portion in 2020 (kboed)	26
Regime	Concession
Tartaruga Verde [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	50.00%
Sepia [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sépia ECO
Location	Santos basin pre-salt
Partners	30.00%
Petrobras production portion in 2020 (kboed)	19
Regime	Production sharing
Sepia [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	21.00%
Sepia [Member] | Total Energies [Member]
IfrsStatementLineItems [Line Items]
Partners	28.00%
Sepia [Member] | Country Of Qatar [Member]
IfrsStatementLineItems [Line Items]
Partners	21.00%